Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	1,148,440	(594,912)	(98,893)
Comprehensive loss	$ (49,235,736)	$ (38,107,124)	$ (18,120,630)